Concentration and Risks (Details) - Schedule of Concentration and Risks		12 Months Ended
		Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)	Mar. 31, 2022 SGD ($)
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk	[1]	$ 6,168,565	$ 4,577,785	$ 5,635,667	$ 3,722,166
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk	[1]	2,983,055	2,213,770	2,307,236
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk	[2]			2,811,928	3,758,101
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk	[2]			2,796,573
Credit Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk	[1]	1,399,173	1,038,347
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier X [Member]
Concentration Risk [Line Items]
Concentration Risk	[3]	3,524,287	2,615,426	3,131,654	2,286,299
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier Y [Member]
Concentration Risk [Line Items]
Concentration Risk	[4]	3,482,538	2,584,444	3,940,606	$ 3,458,437
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier X [Member]
Concentration Risk [Line Items]
Concentration Risk	[3]	997,913	740,566	818,925
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Y [Member]
Concentration Risk [Line Items]
Concentration Risk	[4]	$ 843,040	$ 625,633	$ 705,095

[1]	Customer is a multinational construction corporation based in Singapore.
[2]	Customer B is a multinational oil & gas corporation based in Singapore.
[3]	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.
[4]	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China.